SHARE-BASED PAYMENT - Share Options Activity (Details) - 2015 and 2018 Plans - Share options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share number
Outstanding at beginning of year	12,827,703
Granted (in shares)	5,629,466
Exercised	(2,673,588)
Forfeited	(365,532)
Outstanding at end of year	15,418,049
Exercisable	13,371,689
Expected to vest	2,046,360
Weighted average exercise price per option
Outstanding at beginning of year (in USD per share) | $ / shares	$ 0.05
Outstanding at end of year (in USD per share) | $ / shares	0.04
Exercisable (in USD per share) | $ / shares	$ 0.05
Weighted-average remaining exercise contractual life (years)
Outstanding	7 years 14 days
Exercisable	7 years 3 days
Excepted to vest	7 years 2 months 23 days
Aggregate intrinsic value
Outstanding | $	$ 5,218
Exercisable | $	4,491
Expected to vest | $	$ 727